Condensed Consolidated Statement of Operations (Parenthetical)	2 Months Ended
Dec. 31, 2020 shares
Weight average number of shares of common stock subject to repurchase or cancellation	5,625,000
Common Class B [Member]
Weight average number of shares of common stock subject to repurchase or cancellation	5,625,000